CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (37,760,000)	$ (35,653,000)	$ (65,274,000)	$ (76,307,000)	$ (214,889,000)	$ (305,909,000)	$ (175,587,000)
Other comprehensive loss, net of tax
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(794,000)	(1,576,000)	(1,589,000)	(2,823,000)	(8,390,000)	(10,995,000)	(10,162,000)
Total other comprehensive income (loss), net of tax	(794,000)	(1,576,000)	(1,589,000)	(2,823,000)	(8,390,000)	(10,995,000)	(10,162,000)
Comprehensive loss	(38,554,000)	(37,229,000)	(66,863,000)	(79,130,000)	(223,279,000)	(316,904,000)	(185,749,000)
Less: Comprehensive income (loss) attributable to Noncontrolling interests	(49,080,000)	(1,985,000)	(49,268,000)	(27,053,000)	(20,244,000)	(63,609,000)	(96,116,000)
Comprehensive income (loss) attributable to Greenbacker Renewable Energy Company LLC	$ 10,526,000	$ (35,244,000)	$ (17,595,000)	$ (52,077,000)	$ (203,035,000)	$ (253,295,000)	$ (89,633,000)